Changes in Accumulated Other Comprehensive Income (Loss) by Component (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Adjustments from foreign currency translation
Balance at beginning of year	¥ (969,583)		¥ (1,385,045)		¥ (1,268,233)
Other comprehensive income (loss) before reclassifications	333,022		430,812		(118,135)
Amounts reclassified from accumulated other comprehensive income (loss)	637
Net unrealized gains (losses)	333,659		430,812		(118,135)
Less: Other comprehensive income attributable to noncontrolling interests	13,235		15,350		(1,323)
Balance at end of year	(649,159)		(969,583)		(1,385,045)
Unrealized gains (losses) on available-for-sale securities, net
Balance at beginning of year	44,131		36,198		30,299
Other comprehensive income (loss) before reclassifications	15,975		7,968		6,351
Amounts reclassified from accumulated other comprehensive income (loss)	(723)		16		(539)
Net unrealized gains (losses)	15,252		7,984		5,812
Less: Other comprehensive income attributable to noncontrolling interests	33		51		(87)
Balance at end of year	59,350		44,131		36,198
Unrealized gains (losses) on derivative instruments, net
Balance at beginning of year	(237)		(185)		(156)
Other comprehensive income (loss) before reclassifications	(19)		(797)		(76)
Amounts reclassified from accumulated other comprehensive income (loss)	256		745		47
Net unrealized gains (losses)	237		(52)		(29)
Less: Other comprehensive income attributable to noncontrolling interests
Balance at end of year	0		(237)		(185)
Pension and other postretirement benefits adjustments
Balance at beginning of year	(311,103)		(297,046)		(257,290)
Other comprehensive income (loss) before reclassifications	112,952	[1]	(24,534)	[1]	(46,543)	[1]
Amounts reclassified from accumulated other comprehensive income (loss)	(5,234)	[1]	9,237	[1]	6,890	[1]
Net unrealized gains (losses)	107,718	[1]	(15,297)	[1]	(39,653)	[1]
Less: Other comprehensive income attributable to noncontrolling interests	(180)		(1,240)		103
Balance at end of year	(203,205)		(311,103)		(297,046)
Total accumulated other comprehensive income (loss)
Balance at beginning of year	(1,236,792)		(1,646,078)		(1,495,380)
Other comprehensive income (loss) before reclassifications	461,930		413,449		(158,403)
Amounts reclassified from accumulated other comprehensive income (loss)	(5,064)		9,998		6,398
Other comprehensive income (loss)	456,866		423,447		(152,005)
Less: Other comprehensive income attributable to noncontrolling interests	13,088		14,161		(1,307)
Balance at end of year	¥ (793,014)		¥ (1,236,792)		¥ (1,646,078)

[1]	The primary components of other comprehensive income (loss) for Pension and other postretirement benefits adjustments are actuarial gains or losses and prior service benefits or costs (note 13).